Going Concern and Management's Plans (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Working capital deficiency	$ 9,073,901
Stockholder's deficiency	8,641,038	$ 6,836,568	$ 5,000,282
Net loss	12,517,803	9,444,655
Exchanges for equity	3,200,892	$ 351,250
Subsequent to December 31, 2018 [Member]
Proceeds from equity financings	600,000
Proceeds from debt financings	3,073,918
Exchanges for equity	643,900
Repayments of debt	$ 1,254,805
Repayments of debt extended due date	Due date for the repayment of an aggregate $155,000 of debt has been extended to December 2020.
Note payable past due	$ 107,500
Subsequent to December 31, 2018 [Member] | Maturity on December 2020 [Member]
Repayments of debt	$ 155,000